Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended
	Mar. 05, 2025	Feb. 28, 2025	Feb. 26, 2025	Sep. 09, 2024	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Oct. 31, 2024	May 31, 2025	May 31, 2025	Nov. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Feb. 28, 2025	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
C000256834
Account Value [Line Items]
Line Graph and Table Measure Name																																ALLW
Accumulated Value	$ 10,000					$ 10,054		$ 10,040			$ 10,091				$ 10,385		$ 10,392				$ 10,690		$ 11,115			$ 11,438
C000253656
Account Value [Line Items]
Line Graph and Table Measure Name																																DECO
Accumulated Value				$ 10,000			$ 11,317			$ 12,639			$ 15,599			$ 13,101			$ 14,711			$ 12,304			$ 9,858			$ 10,392	$ 11,986	$ 15,256	$ 15,663		$ 15,899	$ 19,912	$ 22,444
C000253658
Account Value [Line Items]
Line Graph and Table Measure Name																																HECO
Accumulated Value				10,000			11,187			12,399			15,214			12,865			14,463			12,199			9,861			10,366	11,376	13,799	14,133		14,247	17,119	19,080
C000253657
Account Value [Line Items]
Line Graph and Table Measure Name																																TEKX
Accumulated Value				10,000			11,626			12,285			13,845			11,554			12,617			10,883			8,994			9,402	10,830	13,150	13,570		13,986	16,733	18,416
C000255285
Account Value [Line Items]
Line Graph and Table Measure Name																																PRIV
Accumulated Value		$ 10,025	$ 10,000		$ 10,030				$ 10,057			$ 10,015		$ 10,181				$ 10,168		$ 10,325				$ 10,429			$ 10,493
SSGA Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI Index
Accumulated Value	10,000					9,651		9,741			10,301				10,764		10,910				11,179		11,584			11,843
SSGA Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI Index
Accumulated Value				10,000			10,562			10,325			10,711			10,457			10,808			10,743			10,319			10,415	11,014	11,508	11,664		11,952	12,385	12,662
SSGA Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI Index
Accumulated Value				10,000			10,562			10,325			10,711			10,457			10,808			10,743			10,319			10,415	11,014	11,508	11,664		11,952	12,385	12,662
SSGA Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI Index
Accumulated Value				$ 10,000			$ 10,562			$ 10,325			$ 10,711			$ 10,457			$ 10,808			$ 10,743			$ 10,319			$ 10,415	$ 11,014	$ 11,508	$ 11,664		$ 11,952	$ 12,385	$ 12,662
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,027	$ 10,000		$ 10,030				$ 10,070			$ 9,998		$ 10,151				$ 10,125		$ 10,246				$ 10,357			$ 10,422
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI IMI Index
Accumulated Value	$ 10,000					$ 9,660		$ 9,750			$ 10,314				$ 10,782		$ 10,925				$ 11,223		$ 11,609			$ 11,846